Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

December 31, 2018

Dates Covered
Collections Period	12/01/18 - 12/31/18
Interest Accrual Period	12/17/18 - 01/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/18	616,262,362.77	37,039
Yield Supplement Overcollateralization Amount 11/30/18	33,162,933.19	0
Receivables Balance 11/30/18	649,425,295.96	37,039
Principal Payments	25,294,369.85	1,029
Defaulted Receivables	1,721,477.35	103
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/18	31,284,344.20	0
Pool Balance at 12/31/18	591,125,104.56	35,907

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.38%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	13,876,104.27	770
Past Due 61-90 days	4,235,588.70	234
Past Due 91-120 days	767,884.07	46
Past Due 121+ days	0.00	0
Total	18,879,577.04	1,050

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Delinquency Trigger Occurred	NO

Recoveries	909,912.97
Aggregate Net Losses/(Gains) - December 2018	811,564.38
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.50%
Prior Net Losses Ratio	1.68%
Second Prior Net Losses Ratio	1.90%
Third Prior Net Losses Ratio	1.15%
Four Month Average	1.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.60%

Overcollateralization Target Amount	26,600,629.71
Actual Overcollateralization	26,600,629.71
Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	6.79%
Weighted Average Remaining Term	46.69

Flow of Funds	$ Amount

Collections	28,322,326.32
Investment Earnings on Cash Accounts	51,257.88
Servicing Fee	(541,187.75)
Transfer to Collection Account	0.00
Available Funds	27,832,396.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	910,931.95
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	24,006,081.60
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	2,846,561.23

Total Distributions of Available Funds	27,832,396.45

Servicing Fee	541,187.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 12/17/18	588,530,556.45
Principal Paid	24,006,081.60
Note Balance @ 01/15/19	564,524,474.85

Class A-1
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-2a
Note Balance @ 12/17/18	24,080,688.75
Principal Paid	17,475,015.85
Note Balance @ 01/15/19	6,605,672.90
Note Factor @ 01/15/19	1.9063991%

Class A-2b
Note Balance @ 12/17/18	8,999,867.70
Principal Paid	6,531,065.75
Note Balance @ 01/15/19	2,468,801.95
Note Factor @ 01/15/19	1.9064108%

Class A-3
Note Balance @ 12/17/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	426,000,000.00
Note Factor @ 01/15/19	100.0000000%

Class A-4
Note Balance @ 12/17/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	94,750,000.00
Note Factor @ 01/15/19	100.0000000%

Class B
Note Balance @ 12/17/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	34,700,000.00
Note Factor @ 01/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	979,753.62
Total Principal Paid	24,006,081.60
Total Paid	24,985,835.22

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	30,100.86
Principal Paid	17,475,015.85
Total Paid to A-2a Holders	17,505,116.71

Class A-2b
One-Month Libor	2.45513%
Coupon	2.59513%
Interest Paid	18,814.42
Principal Paid	6,531,065.75
Total Paid to A-2b Holders	6,549,880.17

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7797792
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.1062769
Total Distribution Amount	19.8860561

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0868712
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	50.4329462
Total A-2a Distribution Amount	50.5198174

A-2b Interest Distribution Amount	0.1452851
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	50.4329402
Total A-2b Distribution Amount	50.5782253

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 12/17/18	3,213,436.41
Investment Earnings	5,976.92
Investment Earnings Paid	(5,976.92)
Deposit/(Withdrawal)	-
Balance as of 01/15/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41